Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share
9.
Earnings per share

Earnings per share are determined by dividing the net income attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year ended 31 December 2024. For the purpose of diluted earnings per share calculation, the Group considers dilutive effects of share-based compensation.

	2022	2023	2024

Net income attributable to the shareholders of the Company	585,026	841,351	1,039,739
Weighted average number of common shares for basic earnings per share	191,725,280	189,859,971	189,832,053
Weighted average number of common shares for diluted earnings per share	193,991,446	192,062,409	191,430,283

Earnings per share – basic (KZT)	3,051	4,431	5,477
Earnings per share – diluted (KZT)	3,016	4,381	5,431

Reconciliation of the number of shares used for basic and diluted EPS:

	2022	2023	2024
Weighted average number of common shares for basic earnings per share	191,725,280	189,859,971	189,832,053
Number of potential common shares attributable to share-based compensation	2,266,166	2,202,438	1,598,230

Weighted average number of common shares for diluted earnings per share	193,991,446	192,062,409	191,430,283